Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 16, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”) File Nos.: 333-108394 and 811-21422

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add one new series, V2 Hedged Equity Fund (the “Fund”), is Post-Effective Amendment No. 25 under the 1933 Act and Amendment No. 26 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective on July 28, 2014.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk, Esq.
Jeanine M. Bajczyk, Esq.
Secretary
Trust for Advised Portfolios

Enclosures